Income Taxes (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
U.S. Federal (tax benefit) provision at statutory rate					$ (1,494,183)	$ (2,021,203)
State (tax benefit) income taxes, net of federal benefit					(601,231)	(473,129)
Permanent differences					1,017,899	61,491
True up					(575,537)
Change in Federal tax rate						2,499,867
Changes in valuation allowance					1,653,052	(67,026)
Total